Money Market Portfolio
Money Market Portfolio
Investment Objective
The Money Market Portfolio is a money market fund, which seeks a high level of current income and stability of principal.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Money Market Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Money Market Portfolio Money Market Portfolio
Management Fees	0.18%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.31%
Fee Waivers and Expense Reimbursements	(0.13%)	[1]
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.18%	[2]
[1]	BlackRock Advisors, LLC (the "Investment Advisor") has contractually agreed to waive its fees such that the Money Market Portfolio's ordinary operating expenses do not exceed 0.30% of the Portfolio's average daily net assets. In addition, the Investment Advisor and BCS Financial Services Corporation (the "Administrator") have also agreed to waive their fees such that the Portfolio's ordinary operating expenses do not exceed 0.175% of the Portfolio's average daily net assets up to $1 billion, 0.16% of the Portfolio's average daily net assets between $1 and $2 billion and 0.155% for the Fund's average daily net assets in excess of $2 billion. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2017 without the consent of the Board of Trustees of the Fund ("Board"). The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2017 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.
[2]	The Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements in this fee table does not correlate to the expense ratio in the Money Market Portfolio's financial highlights because the Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursement have been restated to reflect expenses expected to be incurred for the Portfolio for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio | Money Market Portfolio | USD ($)	18	86	161	380

Principal Investment Strategies

The Money Market Portfolio invests in U.S. Government, bank and commercial obligations and repurchase agreements collateralized by such obligations, which provide for repayment within 397 days after purchase, including, without limitation, U.S. Treasury bills, notes and bonds, securities issued by U.S. Government agencies and instrumentalities, as well as bank certificates of deposit, bankers acceptances, commercial paper and other obligations issued by domestic and foreign corporations. The Portfolio’s investments will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Money Market Portfolio intends to operate as an institutional prime money market fund pursuant to Rule 2a-7 of the 1940 Act.  Accordingly, although the Portfolio is a money market fund, beginning on or about October 11, 2016, the net asset value (“NAV”) of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities.  In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a-7.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Money Market Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You could lose money by investing in the Portfolio. The following is a summary description of principal risks of investing in the Portfolio.

Credit Risk. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

Extension Risk.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Financial Services Concentration. Changes in government regulation, interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

Foreign Exposure Risk. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations.  Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreigncountry involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

Income Risk.  The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period holders own an interest in the Portfolio.

Liquidity and Leverage Risks. Certain investment strategies employed by the Portfolios may involve additional investment risk. For example, variable and floating rate instruments may involve liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and the price that the Portfolio would like. Reverse repurchase agreements and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of an investment portfolio.

Market Risk and Selection Risk.  Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Regulatory Risk. On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Portfolio’s investment strategies, fees and expenses, portfolio and Participation Certificate liquidity and return potential.

Repurchase Agreement Risk.  The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Variable and Floating Rate Investment Risk.  The absence of an active market for these securities could make it difficult for a Portfolio to dispose of them if the issuer defaults.

Beginning on or about October 11, 2016, the NAV of the Money Market Portfolio’s Participation Certificates will “float”, fluctuating with changes in the values of the Portfolio’s securities.  Please see the additional risk factors below related to the Portfolio’s floating NAV.

Floating Net Asset Value Money Market Risk. Beginning on or about October 11, 2016, the Portfolio will not maintain a constant NAV per share. At such time, the value of the Portfolio’s Participation Certificates will be calculated to four decimal places and will fluctuate reflecting the value of the portfolio of investments held by the Portfolio. It is possible to lose money by investing in the Portfolio.

Fees & Gates Risk. The Fund has adopted policies and procedures such that beginning October 11, 2016, the Portfolio will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold, subject to a determination by the Portfolio’s Board that such a liquidity fee or redemption gate is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio may impose liquidity fees of up to 2% of the value of the Participation Certificates redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Portfolio’s best interest. In addition, if the Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Portfolio must impose at least a 1% liquidity fee on Portfolio redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such fee is not in the best interests of the Portfolio.

Before October 11, 2016

You could lose money by investing in the Money Market Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Effective October 11, 2016

You could lose money by investing in the Money Market Portfolio. Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates, they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon the sale of your Participation Certificates or may temporarily suspend your ability to sell Participation Certificates if the Portfolio’s weekly liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Performance Information

The following bar chart and table show the performance of the Money Market Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return volatility associated with an investment in the Portfolio. The bar chart shows how the annual total returns of this Portfolio have varied from year to year for the last ten years. Prior to October 11, 2016, the Portfolio will operate as a stable NAV money market fund. Beginning on or about October 11, 2016, the Portfolio will operate as a floating NAV money market fund. The table shows this Portfolio’s average annualized returns for one, five and ten year periods ended December 31, 2015, or the life of the Portfolio, if shorter. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com, or by calling 800-621-9215.

Money Market Portfolio Annual Total Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 1.29% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.003% (for the quarter ended March 31, 2014).

Average Annual Total Returns (for the periods ended December 31, 2015):
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Money Market Portfolio | Money Market Portfolio	0.07%	0.07%	1.35%

The Money Market Portfolio seven-day average yield as of December 31, 2015 was 0.22%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.